Long-term debt and other financial liabilities	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Long-term debt and other financial liabilities

6. Long –term debt and other financial liabilities

Long-term debt

Facility	2024	2023
Loans	1,605,654	1,411,779
Less: Deferred finance costs, net	(8,495)	(8,046)
Total long-term debt	1,597,159	1,403,733
Less: Current portion of debt	(245,475)	(185,516)
Add: Deferred finance costs, current portion	2,739	2,532
Long-term debt, net of current portion and deferred finance costs	1,354,423	1,220,749

Loan balances outstanding at December 31, 2024, amounted to $1,605,654. These bank loans are payable in U.S. Dollars in semi-annual installments with balloon payments mainly due at maturity between May 2025 and September 2033. Interest rates on the outstanding loans as at December 31, 2024, are based on Secured Overnight Financing Rate (“SOFR”) plus a spread.

On March 1, 2024, the Company signed a new five-year loan agreement amounting to $245,000 to finance the acquisition of the five vessels, Alpes, Popi Sazaklis, Aspen, DF Mystras and DF Montmartre. The new loan is repayable in ten semi-annual installments of i) $2,012.5, commencing six months after the delivery of the vessel, plus a balloon of $28,175 payable together with the last installment, ii) $2,012.5, commencing six months after the delivery of the vessel, plus a balloon of $28,175 payable together with the last installment, iii) $1,615.5, commencing six months after the delivery of the vessel, plus a balloon of $25,845 payable together with the last installment, iv) $1,565, commencing six months after the delivery of the vessel, plus a balloon of $37,550 payable together with the last installment, and v) $1,565, commencing six months after the delivery of the vessel, plus a balloon of $37,550 payable together with the last installment.

On March 13, 2024, the Company signed a new seven-year loan agreement amounting to $103,456 relating to the pre- and post- delivery financing of the under construction DP2 suezmax shuttle tanker Athens 04. The new loan is repayable in fourteen semi-annual installments of $2,873.77, commencing six months after the delivery of the vessel, plus a balloon of $63,223.108 payable together with the last installment.

On May 31, 2024, the Company signed a new one and a half year loan extension on the existing loan agreement reaching maturity, relating to the refinancing of the panamax tankers, Selini and Salamina. The loan is repayable in two semi-annual installments of $2,308.8, commencing six months after the date signed, plus a balloon of $2,308.8.

On May 31, 2024, the Company prepaid the amount of $28,147 to the lender due to sale of its LNG carrier Neo Energy.

On August 30, 2024, the Company signed a seven-year loan agreement amounting to $111,776 relating to the pre- and post- delivery financing of the under construction DP2 suezmax shuttle tanker Anfield. The new loan is repayable in fourteen semi-annual installments of $3,000, commencing six months after the delivery of the vessel, plus a balloon of $69,776 payable together with the last installment. On September 5, 2024, the Company drew down the amount of $14,903.5.

On December 10, 2024, the Company signed a new five-year loan agreement amounting to $25,000 relating to the refinancing of the suezmax tanker, Eurovision. On December 10, 2024, the Company drew down the amount of $25,000 and prepaid the amount of $20,682. The new loan is repayable in ten semi-annual installments of $1,785.7, commencing six months after the drawdown date, plus a balloon of $7,143 payable together with the last installment.

On April 2, 2025, the Company signed a new one year loan extension on the existing loan agreement reaching maturity, relating to the refinancing of the handysize tankers, Byzantion and Bosporos. The loan is repayable in three semi-annual installments of $1,365.

According to the debt extinguishment guidance of ASC 470-50 “Debt Modifications and Extinguishments”, the Company expenses any unamortized deferred financing costs on its prepaid loans (Note 7).

At December 31, 2024, interest rates on the bank loans ranged from 5.90% to 7.40%.

The weighted-average interest rates on all executed loans for the applicable periods were:

Year ended December 31, 2024	6.87%
Year ended December 31, 2023	6.68%
Year ended December 31, 2022	3.91%

Loan movements throughout 2024:

Loan	Origination Date	Original Amount	Balance at January 1, 2024	New Loans	Prepaid	Repaid	Balance at December 31,2024
12-year term loan	2016	309,824	69,053	—	—	10,069	58,984
7 1/2-year term loan	2017	85,000	51,000	—	—	5,666	45,334
8-year term loan	2018	82,752	65,514	—	—	4,596	60,918
5-year term loan	2019	38,250	6,928	—	—	2,310	4,618
7-year term loan	2019	56,352	47,898	—	—	2,818	45,080
10-year term loan	2019	54,387	45,158	—	—	3,011	42,147
7-year term loan	2019	72,000	52,800	—	—	4,800	48,000
5-year term loan	2019	71,036	26,400	—	—	2,400	24,000
5-year term loan	2019	35,000	22,272	—	20,682	1,590	—
5-year term loan	2020	16,800	6,825	—	—	2,730	4,095
5-year term loan	2020	70,000	33,654	—	—	11,217	22,437
6-year term loan	2020	37,500	29,169	—	—	2,652	26,517
5-year term loan	2020	47,000	11,803	—	—	5,901	5,902
5-year term loan	2021	44,500	20,227	—	—	8,091	12,136
5-year term loan	2021	26,000	22,000	—	—	2,000	20,000
4-year term loan	2021	38,000	19,312	—	—	3,662	15,650
7-year term loan	2021	74,500	70,327	—	—	4,173	66,154
5-year term loan	2022	62,000	53,750	—	—	5,500	48,250
6-year term loan	2022	67,500	54,000	—	—	9,000	45,000
5-year term loan	2022	25,200	20,685	—	—	3,010	17,675
8-year term loan	2022	118,400	118,400	—	—	6,600	111,800
5-year term loan	2022	42,000	36,558	—	—	5,442	31,116
6-year term loan	2022	67,500	58,500	—	—	9,000	49,500
5-year term loan	2022	189,000	177,188	—	—	11,812	165,376
5-year term loan	2023	85,000	65,727	—	28,147	9,980	27,600
5-year term loan	2023	72,150	69,144	—	—	6,013	63,131
5-year term loan	2023	70,000	67,150	—	—	5,700	61,450
5-year term loan	2023	49,000	45,937	—	—	6,125	39,812
8-year term loan	2023	118,400	44,400	74,000	—	3,289	115,111
7-year term loan	2023	100,000	—	25,864	—	—	25,864
5-year term loan	2024	245,000	—	245,000	—	8,771	236,229
7-year term loan	2024	103,456	—	25,864	—	—	25,864
7-year term loan	2024	111,776	—	14,904	—	—	14,904
5-year term loan	2024	25,000	—	25,000	—	—	25,000
Total			1,411,779	410,632	48,829	167,928	1,605,654

The above bank loans are secured by first priority mortgages on all vessels owned by the Company’s subsidiaries, by assignments of earnings and insurances of the respectively mortgaged vessels, and by corporate guarantees of the relevant ship-owning subsidiaries and in certain cases of the Holding Company as well.

The loan agreements include, among other covenants, covenants requiring the Company to obtain the lenders’ prior consent in order to incur or issue any financial indebtedness, additional borrowings, pay dividends provided no event of default has occurred, sell vessels and assets, and change the beneficial ownership or management of the vessels. Also, the covenants require the Company to maintain a minimum liquidity, not legally restricted, of $80,905 at December 31, 2024, a minimum consolidated leverage ratio, a minimum hull value in connection with the vessels’ outstanding loans and insurance coverage of the vessels against all customary risks. One loan agreement requires a monthly pro rata transfer to retention account of any principal due but unpaid. Two loan agreements require the Company to maintain throughout the security period, an aggregate balance in a deposit account of $3,050, not legally restricted.

As at December 31, 2024, the Company and its subsidiaries had thirty-three loan agreements, totaling $1,605,654. The Company fulfilled its requirements in respect of the financial covenants of all of its loan agreements, as at December 31, 2024.

The Company’s liquidity requirements relate primarily to servicing its debt, funding the equity portion of investments in vessels and funding working capital.

The annual principal payments, including balloon payments on loan maturity, required to be made after December 31, 2024, are as follows:

Year	Amount
2025	$245,475
2026	253,836
2027	383,373
2028	235,675
2029	247,878
2030 and thereafter	239,417
Total	$1,605,654

Other financial liabilities, net

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2024	December 31, 2023
Other financial liabilities	$151,584	$160,912
Less: Deferred finance costs, net	(1,649)	(1,988)
Total other financial liabilities, net	149,935	158,924
Less: Current portion of other financial liabilities	(9,328)	(9,328)
Add: Deferred finance costs, current portion	312	338
Other financial liabilities, net of current portion and deferred finance costs	$140,919	$149,934

As of December 31, 2024, the annual principal payments of Other financial liabilities required to be made after December 31, 2024, are as follows:

Year	Amount
2025	$9,328
2026	9,328
2027	9,328
2028	9,328
2029	9,328
2030 and thereafter	104,944
Total	$151,584